STOCK-BASED COMPENSATION ( Stock Option Activity) (Details) - Stock Option Plan - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employees
Number of options
Outstanding at the beginning of the period (in shares)	9,112,121	6,721,339	5,474,026
Granted (in shares)	1,109,750	3,698,500	1,765,665
Forfeited (in shares)	(163,330)	(814,952)	(213,705)
Expired (in shares)	(47,943)	(413,678)	(144,386)
Exercised (in shares)	(1,899,793)	(79,088)	(160,261)
Outstanding at the end of the period (in shares)	8,110,805	9,112,121	6,721,339	5,474,026
Exercisable options at the end of the period (in shares)	4,867,399	4,567,670	4,274,687
Weighted-average exercise price
Outstanding at the beginning of the period (in USD per share)	$ 0.49	$ 0.58	$ 0.52
Granted (in USD per share)	3.76	0.82	0.85
Forfeited (in USD per share)	1.18	0.85	0.82
Expired (in USD per share)	0.79	0.55	0.74
Exercised (in USD per share)	0.29	0.68	0.62
Outstanding at the end of the period (in USD per share)	0.97	0.49	0.58	$ 0.52
Exercisable exercise price at the end of the period (in USD per share)	$ 0.50	$ 0.50	$ 0.45
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Outstanding option, weighted average remaining contractual term (in years)	5 years 10 months 9 days	7 years 2 months 12 days	7 years 3 months 18 days	7 years 5 months 1 day
Outstanding exercisable, weighted average remaining contractual term (in years)	4 years 6 months	4 years 9 months 18 days	6 years 7 days
Outstanding intrinsic value at the beginning of the period	$ 3,100	$ 1,758	$ 1,920
Outstanding intrinsic value at the end of the period	65,412	3,100	1,758	$ 1,920
Outstanding exercisable intrinsic value at the end of the period	$ 41,511	$ 2,301	$ 1,725
Consultants
Number of options
Outstanding at the beginning of the period (in shares)	762,248	722,248	682,248
Granted (in shares)	154,502	340,000	40,000
Forfeited (in shares)	(20,625)
Expired (in shares)		(150,000)
Exercised (in shares)	(201,799)	(150,000)
Outstanding at the end of the period (in shares)	694,326	762,248	722,248	682,248
Exercisable options at the end of the period (in shares)	469,659	491,205	586,622
Weighted-average exercise price
Outstanding at the beginning of the period (in USD per share)	$ 0.68	$ 0.57	$ 0.52
Granted (in USD per share)	3.76	0.53	0.85
Forfeited (in USD per share)	0.82
Expired (in USD per share)		0.16
Exercised (in USD per share)	1.67	0.16
Outstanding at the end of the period (in USD per share)	1.08	0.68	0.57	$ 0.52
Exercisable exercise price at the end of the period (in USD per share)	$ 0.78	$ 0.65	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Outstanding option, weighted average remaining contractual term (in years)	6 years 5 months 15 days	6 years 3 months 25 days	5 years 3 months 18 days	9 years 6 months
Outstanding exercisable, weighted average remaining contractual term (in years)	5 years 8 months 19 days	5 years 2 months 12 days	4 years 6 months 21 days
Outstanding intrinsic value at the beginning of the period	$ 213	$ 201	$ 1,920
Outstanding intrinsic value at the end of the period	5,523	213	201	$ 1,920
Outstanding exercisable intrinsic value at the end of the period	$ 3,876	$ 170	$ 197